Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CAD ($) $ / shares shares
Consolidated Statements of Income (Loss) and Comprehensive Income (Loss)
REVENUES (note 22)	$ 20,000,000		$ 14,423,000
EXPENSES
Operating expenses (note 21, 22)	(12,901,000)	$ (12,901)	(10,594,000)
Exploration (note 22)	(4,477,000)		(5,314,000)
Evaluation (note 22)	(15,521,000)		(3,718,000)
General and administrative (note 22)	(9,691,000)		(7,609,000)
Other income (expense) (note 21)	44,163,000	$ 44,163	(95,000)
Total expenses before finance charges, equity accounting and tax	1,573,000		(27,330,000)
Income (loss) before net finance expense, equity accounting	21,573,000		(12,907,000)
Finance expense, net (note 21)	(4,127,000)		(4,236,000)
Equity share of loss of joint venture (note 8)	(464,000)		0
Income (loss) before taxes	16,982,000		(17,143,000)
Income tax recovery (note 17):
Deferred	1,995,000		860,000
Net income (loss) for the period	18,977,000		(16,283,000)
Other comprehensive income (loss) (note 20): Items that will not be reclassified to income (loss):
Experience gain-post employment liability	0		638,000
Items that are or may be subsequently reclassified to income (loss):
Foreign currency translation change	1,000		3,000
Comprehensive income (loss) for the period	$ 18,978,000		$ (15,642,000)
Basic and diluted net income (loss) per share:
Net income (loss)Basic | $ / shares	$ 0.02		$ (0.03)
Net Income (loss) Diluted | $ / shares	$ 0.02		$ (0.03)
Weighted-average number of shares outstanding (in thousands):
Weighted-average number of shares outstanding basic | shares	783,684	783,684	628,441
Weighted-average number of shares outstanding, diluted | shares	793,668	793,668	628,441